UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D/A
                                Amendment No. 1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 April 02, 2006 to May 01, 2006

 Commission File Number of issuing entity: 333-127352-34

 HarborView Mortgage Loan Trust 2006-BU1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-127352

 Greenwich Capital Acceptance, Inc.
 (Exact name of depositor as specified in its charter)

 Greenwich Capital Financial Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2196552
 54-2196553
 54-6708172
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  1A-1A                            _____    _____    __X___    ____________
  1A-1B                            _____    _____    __X___    ____________
  2A-1A                            _____    _____    __X___    ____________
  2A-1B                            _____    _____    __X___    ____________
  2A-1C                            _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  CLASS C                          _____    _____    __X___    ____________
  CLASS P                          _____    _____    __X___    ____________
  CLASS R                          _____    _____    __X___    ____________
  CLASS RII                        _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On January 29, 2007, a revision was made to the May 19, 2006 distribution which was made to holders of HarborView Mortgage Loan Trust 2006-BU1. The distribution report was revised to include the correct Repurchase Loans. No modifications were made to the cash distributions to the bondholders.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

Item 7. Significant Enhancement Provider Information.

The unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the three months ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

The unaudited condensed balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three month periods ended March 31, 2006 and March 31, 2005, the unaudited condensed statements of changes in shareholders' equity for the three month period ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the three month periods ended March 31, 2006 and March 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of HarborView
              Mortgage Loan Trust 2006-BU1, relating to the May 19, 2006 distribution.

       (99.2) Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the three months ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from
              Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

       (99.3) Copy of the unaudited condensed balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three month periods ended March 31, 2006 and March 31, 2005, the unaudited condensed statements of changes in shareholders' equity for the three month period ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the three month periods ended March 31, 2006 and March 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 HarborView Mortgage Loan Trust 2006-BU1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: January 31, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of HarborView Mortgage Loan Trust 2006-BU1, relating to the May 19, 2006 distribution.

 EX-99.2 Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the three months ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from
              Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

 EX-99.3 Copy of the unaudited condensed balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three month periods ended March 31, 2006 and March 31, 2005, the unaudited condensed statements of changes in shareholders' equity for the three month period ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the three month periods ended March 31, 2006 and March 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

 EX-99.1


HarborView Mortgage Loan Trust
Mortgage Loan Pass-Through Certificates



Distribution Date:       5/19/2006


HarborView Mortgage Loan Trust
Mortgage Loan Pass-Through Certificates
Series 2006-BU1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
        1A-1A               41161PG56               **              5.12000%      210,492,292.72              898,100.45
        1A-1B               41161PG64               **              5.13000%       52,623,073.18              224,963.64
        2A-1A               41161PG72               **              5.10000%      109,824,264.56              466,753.12
        2A-1B               41161PG80               **              5.16000%       45,759,780.53              196,767.06
        2A-1C               41161PG98               **              5.11000%       27,456,066.14              116,917.08
         M-1                41161PH22               **              5.31000%       13,096,000.00               57,949.80
         M-2                41161PH30               **              5.34000%        8,154,000.00               36,285.30
         M-3                41161PH48               **              5.40000%        2,965,000.00               13,342.50
         M-4                41161PH55               **              5.66000%        6,177,000.00               29,134.85
         M-5                41161PH63               **              5.71000%        2,224,000.00               10,582.53
         M-6                41161PH71               **              5.86000%        1,730,000.00                8,448.17
         M-7                41161PH89               **              6.66000%        2,965,000.00               16,455.75
         M-8                41161PH97               **              6.66000%        1,730,000.00                9,601.50
         M-9                41161PJ20               **              6.66000%        2,718,000.00               15,084.90
       CLASS C              HBV06BU1C               **              0.00000%        2,223,659.29              677,612.34
       CLASS P              HBV06BU1P               **              0.00000%              100.00              125,138.51
       CLASS R              HBV06BU1R               **              0.00000%                0.00                    0.00
      CLASS RII           HBV06BU1RII               **              0.00000%                0.00                    0.00

Totals                                                                            490,138,236.42            2,903,137.50


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
       1A-1A              2,581,797.02               0.00     207,910,495.69      3,479,897.47               0.00
       1A-1B                645,449.26               0.00      51,977,623.92        870,412.90               0.00
       2A-1A                729,116.22               0.00     109,095,148.34      1,195,869.34               0.00
       2A-1B                303,796.24               0.00      45,455,984.29        500,563.30               0.00
       2A-1C                182,279.05               0.00      27,273,787.09        299,196.13               0.00
        M-1                       0.00               0.00      13,096,000.00         57,949.80               0.00
        M-2                       0.00               0.00       8,154,000.00         36,285.30               0.00
        M-3                       0.00               0.00       2,965,000.00         13,342.50               0.00
        M-4                       0.00               0.00       6,177,000.00         29,134.85               0.00
        M-5                       0.00               0.00       2,224,000.00         10,582.53               0.00
        M-6                       0.00               0.00       1,730,000.00          8,448.17               0.00
        M-7                       0.00               0.00       2,965,000.00         16,455.75               0.00
        M-8                       0.00               0.00       1,730,000.00          9,601.50               0.00
        M-9                       0.00               0.00       2,718,000.00         15,084.90               0.00
      CLASS C                     0.00               0.00       2,223,659.29        677,612.34               0.00
      CLASS P                     0.00               0.00             100.00        125,138.51               0.00
      CLASS R                     0.00               0.00               0.00              0.00               0.00
     CLASS RII                    0.00               0.00               0.00              0.00               0.00

Totals                    4,442,437.79               0.00     485,695,798.62      7,345,575.29               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.
** For distribution dates prior to December 1, 2006 this information was not available for reporting purposes.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
       1A-1A            212,112,000.00     210,492,292.72             0.00        2,581,797.02            0.00            0.00
       1A-1B             53,028,000.00      52,623,073.18             0.00          645,449.26            0.00            0.00
       2A-1A            111,032,000.00     109,824,264.56             0.00          729,116.22            0.00            0.00
       2A-1B             46,263,000.00      45,759,780.53             0.00          303,796.24            0.00            0.00
       2A-1C             27,758,000.00      27,456,066.14             0.00          182,279.05            0.00            0.00
        M-1              13,096,000.00      13,096,000.00             0.00                0.00            0.00            0.00
        M-2               8,154,000.00       8,154,000.00             0.00                0.00            0.00            0.00
        M-3               2,965,000.00       2,965,000.00             0.00                0.00            0.00            0.00
        M-4               6,177,000.00       6,177,000.00             0.00                0.00            0.00            0.00
        M-5               2,224,000.00       2,224,000.00             0.00                0.00            0.00            0.00
        M-6               1,730,000.00       1,730,000.00             0.00                0.00            0.00            0.00
        M-7               2,965,000.00       2,965,000.00             0.00                0.00            0.00            0.00
        M-8               1,730,000.00       1,730,000.00             0.00                0.00            0.00            0.00
        M-9               2,718,000.00       2,718,000.00             0.00                0.00            0.00            0.00
      CLASS C             2,194,407.81       2,223,659.29             0.00                0.00            0.00            0.00
      CLASS P                   100.00             100.00             0.00                0.00            0.00            0.00
      CLASS R                     0.00               0.00             0.00                0.00            0.00            0.00
     CLASS RII                    0.00               0.00             0.00                0.00            0.00            0.00

Totals                  494,146,507.81     490,138,236.42             0.00        4,442,437.79            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
        1A-1A                2,581,797.02     207,910,495.69        0.98019205        2,581,797.02
        1A-1B                  645,449.26      51,977,623.92        0.98019205          645,449.26
        2A-1A                  729,116.22     109,095,148.34        0.98255591          729,116.22
        2A-1B                  303,796.24      45,455,984.29        0.98255591          303,796.24
        2A-1C                  182,279.05      27,273,787.09        0.98255592          182,279.05
         M-1                         0.00      13,096,000.00        1.00000000                0.00
         M-2                         0.00       8,154,000.00        1.00000000                0.00
         M-3                         0.00       2,965,000.00        1.00000000                0.00
         M-4                         0.00       6,177,000.00        1.00000000                0.00
         M-5                         0.00       2,224,000.00        1.00000000                0.00
         M-6                         0.00       1,730,000.00        1.00000000                0.00
         M-7                         0.00       2,965,000.00        1.00000000                0.00
         M-8                         0.00       1,730,000.00        1.00000000                0.00
         M-9                         0.00       2,718,000.00        1.00000000                0.00
       CLASS C                       0.00       2,223,659.29        1.01333001                0.00
       CLASS P                       0.00             100.00        1.00000000                0.00
       CLASS R                       0.00               0.00        0.00000000                0.00
      CLASS RII                      0.00               0.00        0.00000000                0.00

Totals                       4,442,437.79     485,695,798.62        0.98289837        4,442,437.79



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
       1A-1A          212,112,000.00           992.36390548            0.00000000           12.17185741          0.00000000
       1A-1B           53,028,000.00           992.36390548            0.00000000           12.17185751          0.00000000
       2A-1A          111,032,000.00           989.12263636            0.00000000            6.56672149          0.00000000
       2A-1B           46,263,000.00           989.12263645            0.00000000            6.56672157          0.00000000
       2A-1C           27,758,000.00           989.12263636            0.00000000            6.56672131          0.00000000
        M-1            13,096,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2             8,154,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-3             2,965,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-4             6,177,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-5             2,224,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-6             1,730,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-7             2,965,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-8             1,730,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-9             2,718,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
      CLASS C           2,194,407.81          1013.33001089            0.00000000            0.00000000          0.00000000
      CLASS P                 100.00          1000.00000000            0.00000000            0.00000000          0.00000000
      CLASS R                   0.00             0.00000000            0.00000000            0.00000000          0.00000000
     CLASS RII                  0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
       1A-1A              0.00000000            12.17185741          980.19204802             0.98019205         12.17185741
       1A-1B              0.00000000            12.17185751          980.19204797             0.98019205         12.17185751
       2A-1A              0.00000000             6.56672149          982.55591487             0.98255591          6.56672149
       2A-1B              0.00000000             6.56672157          982.55591488             0.98255591          6.56672157
       2A-1C              0.00000000             6.56672131          982.55591505             0.98255592          6.56672131
        M-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-5               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-6               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-7               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-8               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-9               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
      CLASS C             0.00000000             0.00000000         1013.33001089             1.01333001          0.00000000
      CLASS P             0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
      CLASS R             0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
     CLASS RII            0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All Classes per $1,000 denomination



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
        1A-1A        04/19/06 - 05/18/06     30           5.12000%     210,492,292.72          898,100.45                   0.00
        1A-1B        04/19/06 - 05/18/06     30           5.13000%      52,623,073.18          224,963.64                   0.00
        2A-1A        04/19/06 - 05/18/06     30           5.10000%     109,824,264.56          466,753.12                   0.00
        2A-1B        04/19/06 - 05/18/06     30           5.16000%      45,759,780.53          196,767.06                   0.00
        2A-1C        04/19/06 - 05/18/06     30           5.11000%      27,456,066.14          116,917.08                   0.00
         M-1         04/19/06 - 05/18/06     30           5.31000%      13,096,000.00           57,949.80                   0.00
         M-2         04/19/06 - 05/18/06     30           5.34000%       8,154,000.00           36,285.30                   0.00
         M-3         04/19/06 - 05/18/06     30           5.40000%       2,965,000.00           13,342.50                   0.00
         M-4         04/19/06 - 05/18/06     30           5.66000%       6,177,000.00           29,134.85                   0.00
         M-5         04/19/06 - 05/18/06     30           5.71000%       2,224,000.00           10,582.53                   0.00
         M-6         04/19/06 - 05/18/06     30           5.86000%       1,730,000.00            8,448.17                   0.00
         M-7         04/19/06 - 05/18/06     30           6.66000%       2,965,000.00           16,455.75                   0.00
         M-8         04/19/06 - 05/18/06     30           6.66000%       1,730,000.00            9,601.50                   0.00
         M-9         04/19/06 - 05/18/06     30           6.66000%       2,718,000.00           15,084.90                   0.00
       CLASS C                       N/A     N/A          0.00000%     490,138,236.41                0.00                   0.00
       CLASS P                       N/A     N/A          0.00000%             100.00                0.00                   0.00
       CLASS R                       N/A     N/A          0.00000%               0.00                0.00                   0.00
      CLASS RII                      N/A     N/A          0.00000%               0.00                0.00                   0.00

Totals                                                                                       2,100,386.65                   0.00



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
        1A-1A                     0.00               0.00         898,100.45               0.00           207,910,495.69
        1A-1B                     0.00               0.00         224,963.64               0.00            51,977,623.92
        2A-1A                     0.00               0.00         466,753.12               0.00           109,095,148.34
        2A-1B                     0.00               0.00         196,767.06               0.00            45,455,984.29
        2A-1C                     0.00               0.00         116,917.08               0.00            27,273,787.09
         M-1                      0.00               0.00          57,949.80               0.00            13,096,000.00
         M-2                      0.00               0.00          36,285.30               0.00             8,154,000.00
         M-3                      0.00               0.00          13,342.50               0.00             2,965,000.00
         M-4                      0.00               0.00          29,134.85               0.00             6,177,000.00
         M-5                      0.00               0.00          10,582.53               0.00             2,224,000.00
         M-6                      0.00               0.00           8,448.17               0.00             1,730,000.00
         M-7                      0.00               0.00          16,455.75               0.00             2,965,000.00
         M-8                      0.00               0.00           9,601.50               0.00             1,730,000.00
         M-9                      0.00               0.00          15,084.90               0.00             2,718,000.00
       CLASS C                    0.00               0.00         677,612.34               0.00           485,695,798.62
       CLASS P                    0.00               0.00         125,138.51               0.00                   100.00
       CLASS R                    0.00               0.00               0.00               0.00                     0.00
      CLASS RII                   0.00               0.00               0.00               0.00                     0.00

Totals                            0.00               0.00       2,903,137.50               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
       1A-1A            212,112,000.00         5.12000%            992.36390548             4.23408600           0.00000000
       1A-1B             53,028,000.00         5.13000%            992.36390548             4.24235574           0.00000000
       2A-1A            111,032,000.00         5.10000%            989.12263636             4.20377117           0.00000000
       2A-1B             46,263,000.00         5.16000%            989.12263645             4.25322742           0.00000000
       2A-1C             27,758,000.00         5.11000%            989.12263636             4.21201383           0.00000000
        M-1              13,096,000.00         5.31000%           1000.00000000             4.42500000           0.00000000
        M-2               8,154,000.00         5.34000%           1000.00000000             4.45000000           0.00000000
        M-3               2,965,000.00         5.40000%           1000.00000000             4.50000000           0.00000000
        M-4               6,177,000.00         5.66000%           1000.00000000             4.71666667           0.00000000
        M-5               2,224,000.00         5.71000%           1000.00000000             4.75833183           0.00000000
        M-6               1,730,000.00         5.86000%           1000.00000000             4.88333526           0.00000000
        M-7               2,965,000.00         6.66000%           1000.00000000             5.55000000           0.00000000
        M-8               1,730,000.00         6.66000%           1000.00000000             5.55000000           0.00000000
        M-9               2,718,000.00         6.66000%           1000.00000000             5.55000000           0.00000000
      CLASS C             2,194,407.81         0.00000%         223357.86182332             0.00000000           0.00000000
      CLASS P                   100.00         0.00000%           1000.00000000             0.00000000           0.00000000
      CLASS R                     0.00         0.00000%              0.00000000             0.00000000           0.00000000
     CLASS RII                    0.00         0.00000%              0.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       1A-1A              0.00000000             0.00000000            4.23408600             0.00000000          980.19204802
       1A-1B              0.00000000             0.00000000            4.24235574             0.00000000          980.19204797
       2A-1A              0.00000000             0.00000000            4.20377117             0.00000000          982.55591487
       2A-1B              0.00000000             0.00000000            4.25322742             0.00000000          982.55591488
       2A-1C              0.00000000             0.00000000            4.21201383             0.00000000          982.55591505
        M-1               0.00000000             0.00000000            4.42500000             0.00000000         1000.00000000
        M-2               0.00000000             0.00000000            4.45000000             0.00000000         1000.00000000
        M-3               0.00000000             0.00000000            4.50000000             0.00000000         1000.00000000
        M-4               0.00000000             0.00000000            4.71666667             0.00000000         1000.00000000
        M-5               0.00000000             0.00000000            4.75833183             0.00000000         1000.00000000
        M-6               0.00000000             0.00000000            4.88333526             0.00000000         1000.00000000
        M-7               0.00000000             0.00000000            5.55000000             0.00000000         1000.00000000
        M-8               0.00000000             0.00000000            5.55000000             0.00000000         1000.00000000
        M-9               0.00000000             0.00000000            5.55000000             0.00000000         1000.00000000
      CLASS C             0.00000000             0.00000000          308.79052513             0.00000000       221333.42599615
      CLASS P             0.00000000             0.00000000      1251385.10000000             0.00000000         1000.00000000
      CLASS R             0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     CLASS RII            0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes per $1,000 denomination


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                7,187,105.09
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                     248,176.85
     Servicer Advances                                                                                    49,306.22
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                125,138.51
Total Deposits                                                                                         7,609,726.67

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  25,675.20
     Total Administration Fees                                                                           165,136.90
     Payment of Interest and Principal                                                                 7,418,914.57
Total Withdrawals (Pool Distribution Amount)                                                           7,609,726.67

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    153,168.20
Class 1A-1B & 2A-1C Premium- XL Capital Assurance                                         4,003.96
Credit Risk Manager Fee-Clayton Fixed Income                                              2,042.24
Master Servicing Fee-Wells Fargo Bank, N.A.                                               5,922.50
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               165,136.90

*Servicer Payees include: CENTRAL MORTGAGE


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                        Insurance Policy-XL Capital                0.00                0.00              0.00               0.00
                            Basis Risk Reserve Fund            1,000.00                0.00              0.00           1,000.00

                                                          Collateral Statement

Group                                                                          1                                   2
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            7.290005                            7.084431
 Weighted Average Net Rate                                               6.915005                            6.709431
 Weighted Average Pass-Through Rate                                      6.895505                            6.689931
 Weighted Average Remaining Term                                              404                                 404
 Principal And Interest Constant                                       866,505.50                          599,987.62
 Beginning Loan Count                                                       1,266                                 559
 Loans Paid in Full                                                            16                                   5
 Ending Loan Count                                                          1,250                                 554
 Beginning Scheduled Balance                                       289,006,683.22                      201,131,553.19
 Ending Scheduled Balance                                          285,779,436.94                      199,916,361.68
 Actual Ending Collateral Balance                                  285,034,481.38                      199,429,907.64
 Scheduled Principal                                                         6.40                              486.05
 Unscheduled Principal                                               4,116,457.61                        1,802,622.79
 Scheduled Interest                                                  1,755,716.83                        1,187,418.90
 Servicing Fees                                                         90,314.59                           62,853.61
 Master Servicing Fees                                                   3,492.16                            2,430.34
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               1,204.19                              838.05
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,660,705.89                        1,121,296.90
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                        104,219.51                           20,919.00
 Prepayment Penalty Paid Count                                                 12                                   2
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            7.205647
 Weighted Average Net Rate                                               6.830647
 Weighted Average Pass-Through Rate                                      6.811147
 Weighted Average Remaining Term                                              404
 Principal And Interest Constant                                     1,466,493.12
 Beginning Loan Count                                                       1,825
 Loans Paid in Full                                                            21
 Ending Loan Count                                                          1,804
 Beginning Scheduled Balance                                       490,138,236.41
 Ending Scheduled Balance                                          485,695,798.62
 Actual Ending Collateral Balance                                  484,464,389.02
 Scheduled Principal                                                       492.45
 Unscheduled Principal                                               5,919,080.40
 Scheduled Interest                                                  2,943,135.73
 Servicing Fees                                                        153,168.20
 Master Servicing Fees                                                   5,922.50
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               2,042.24
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,782,002.79
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                        125,138.51
 Prepayment Penalty Paid Count                                                 14
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Count of Neg Am Loans                                                                1618
Principal Balance of Neg Am Loans                                          439,805,426.93


                                   Structural Reporting
Excess Cash                                                                    681,616.30
Overcollateralization Amount                                                 2,223,659.29
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Increase Amount                                        1,232,743.98
Overcollateralization Release Amount                                                 0.00
Senior Enhancement Percentage                                                   8.973521%
Overcollateralization Target Amount                                          2,223,659.29


                                 Trigger Event Reporting
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.200000%
     Calculated Value                                                           0.000000%
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.823070%
     Calculated Value                                                           0.394874%
Trigger Event
     Trigger Result                                                                  Pass



                                      Additional Reporting - Group Level

                                            Informational Reporting

        1
           Available Funds                                                               4,244,271.34
           Principal Balance of MTA Mortgage Loans                                     285,779,436.94
           Class M-1 Apportioned Principal Balance                                       7,709,218.28
           Class M-2 Apportioned Principal Balance                                       4,800,012.66
           Class M-3 Apportioned Principal Balance                                       1,745,405.63
           Class M-4 Apportioned Principal Balance                                       3,636,212.68
           Class M-5 Apportioned Principal Balance                                       1,309,201.39
           Class M-6 Apportioned Principal Balance                                       1,018,398.57
           Class M-7 Apportioned Principal Balance                                       1,745,405.63
           Class M-8 Apportioned Principal Balance                                       1,018,398.57
           Class M-9 Apportioned Principal Balance                                       1,600,004.22
           Deferred Interest                                                               889,217.73
           Net Deferred Interest                                                                 0.00

        2
           Available Funds                                                               1,868,559.98
           Principal Balance of MTA Mortgage Loans                                     199,916,361.68
           Class M-1 Apportioned Principal Balance                                       5,386,781.72
           Class M-2 Apportioned Principal Balance                                       3,353,987.34
           Class M-3 Apportioned Principal Balance                                       1,219,594.37
           Class M-4 Apportioned Principal Balance                                       2,540,787.32
           Class M-5 Apportioned Principal Balance                                         914,798.61
           Class M-6 Apportioned Principal Balance                                         711,601.43
           Class M-7 Apportioned Principal Balance                                       1,219,594.37
           Class M-8 Apportioned Principal Balance                                         711,601.43
           Class M-9 Apportioned Principal Balance                                       1,117,995.78
           Deferred Interest                                                               587,917.33
           Net Deferred Interest                                                                 0.00


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      62                  0                    0                   0                    62
             16,059,021.23       0.00                 0.00                0.00                 16,059,021.23

60 Days      5                   0                    0                   0                    5
             1,408,997.18        0.00                 0.00                0.00                 1,408,997.18

90 Days      1                   0                    0                   0                    1
             342,187.99          0.00                 0.00                0.00                 342,187.99

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       68                  0                    0                   0                    68
             17,810,206.40       0.00                 0.00                0.00                 17,810,206.40

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      3.436807%           0.000000%            0.000000%           0.000000%            3.436807%
             3.314799%           0.000000%            0.000000%           0.000000%            3.314799%

60 Days      0.277162%           0.000000%            0.000000%           0.000000%            0.277162%
             0.290836%           0.000000%            0.000000%           0.000000%            0.290836%

90 Days      0.055432%           0.000000%            0.000000%           0.000000%            0.055432%
             0.070632%           0.000000%            0.000000%           0.000000%            0.070632%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       3.769401%           0.000000%            0.000000%           0.000000%            3.769401%
             3.676267%           0.000000%            0.000000%           0.000000%            3.676267%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      49,306.22




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

1                              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        49                   0                    0                   0                    49
                               11,455,050.42        0.00                 0.00                0.00                 11,455,050.42

60 Days                        3                    0                    0                   0                    3
                               613,815.87           0.00                 0.00                0.00                 613,815.87

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         52                   0                    0                   0                    52
                               12,068,866.29        0.00                 0.00                0.00                 12,068,866.29


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        3.920000%            0.000000%            0.000000%           0.000000%            3.920000%
                               4.018830%            0.000000%            0.000000%           0.000000%            4.018830%

60 Days                        0.240000%            0.000000%            0.000000%           0.000000%            0.240000%
                               0.215348%            0.000000%            0.000000%           0.000000%            0.215348%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         4.160000%            0.000000%            0.000000%           0.000000%            4.160000%
                               4.234178%            0.000000%            0.000000%           0.000000%            4.234178%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
2                              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        13                   0                    0                   0                    13
                               4,603,970.81         0.00                 0.00                0.00                 4,603,970.81

60 Days                        2                    0                    0                   0                    2
                               795,181.31           0.00                 0.00                0.00                 795,181.31

90 Days                        1                    0                    0                   0                    1
                               342,187.99           0.00                 0.00                0.00                 342,187.99

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         16                   0                    0                   0                    16
                               5,741,340.11         0.00                 0.00                0.00                 5,741,340.11


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        2.346570%            0.000000%            0.000000%           0.000000%            2.346570%
                               2.308566%            0.000000%            0.000000%           0.000000%            2.308566%

60 Days                        0.361011%            0.000000%            0.000000%           0.000000%            0.361011%
                               0.398727%            0.000000%            0.000000%           0.000000%            0.398727%

90 Days                        0.180505%            0.000000%            0.000000%           0.000000%            0.180505%
                               0.171583%            0.000000%            0.000000%           0.000000%            0.171583%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.888087%            0.000000%            0.000000%           0.000000%            2.888087%
                               2.878876%            0.000000%            0.000000%           0.000000%            2.878876%




                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  1 - No REO Information to report this period.

  2 - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  1 - No Foreclosure Information to report this period.

  2 - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.

  1 - No Bankruptcy Information to report this period.

  2 - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
           1                             0               0.00              0.00             0.000%
           2                             0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    1 - No Realized Loss Information to report this period.

    2 - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
           1                    15       3,538,650.00       3,565,181.29          1         245,000.00        246,660.91
           2                     5       1,513,400.00       1,527,815.05          0               0.00              0.00
         Total                  20       5,052,050.00       5,092,996.34          1         245,000.00        246,660.91

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
         1                   0              0.00           0.00          0             0.00            0.00       292,551.60
         2                   0              0.00           0.00          0             0.00            0.00       270,508.42
       Total                 0              0.00           0.00          0             0.00            0.00       563,060.02


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
          1                  0004590998            FL              66.67       01-Sep-2005        200,000.00        203,634.82
          1                  0004593901            FL              61.82       01-Sep-2005        102,000.00        102,156.72
          1                  0004598025            MD              80.00       01-Sep-2005        348,000.00        348,840.18
          1                  0004603114            FL              69.97       01-Oct-2005        111,250.00        112,569.70
          1                  0004604765            PA              67.52       01-Oct-2005        106,000.00        105,301.03
          1                  0004618914            CO              80.00       01-Nov-2005        368,000.00        375,703.34
          1                  0004636809            AZ              60.00       01-Nov-2005        216,000.00        219,441.00
          1                  0004657045            VA              90.00       01-Dec-2005        261,000.00        265,296.93
          1                  0004657862            IL              79.60       01-Dec-2005        398,000.00        404,342.34
          1                  0004659074            FL              70.00       01-Dec-2005        276,500.00        280,196.15
          1                  0004668786            FL              80.00       01-Dec-2005        220,000.00        221,580.53
          1                  0004670626            CA              66.67       01-Jan-2006        212,000.00        214,057.40
          1                  0004678520            IL              79.87       01-Jan-2006        307,500.00        306,990.70
          1                  0004679106            MD              55.00       01-Jan-2006        258,500.00        261,107.73
          1                  0004680948            CA              65.33       01-Jan-2006        245,000.00        247,471.53
          1                  0004703906            IL              90.00       01-Feb-2006        153,900.00        155,215.91
          2                  0004585873            VA              80.00       01-Sep-2005        300,000.00        302,322.60
          2                  0004587978            FL              80.00       01-Sep-2005        159,200.00        161,884.01
          2                  0004615431            VA              80.00       01-Oct-2005        400,000.00        406,243.80
          2                  0004625562            FL              31.99       01-Nov-2005        435,000.00        441,699.88
          2                  0004695938            IL              80.00       01-Feb-2006        219,200.00        219,964.08


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
          1                 0004590998       Loan Paid in Full           0              7.500%             360               8
          1                 0004593901       Loan Paid in Full           0              7.875%             480               8
          1                 0004598025       Loan Paid in Full           0              7.125%             480               8
          1                 0004603114       Loan Paid in Full          (1)             7.000%             360               7
          1                 0004604765       Loan Paid in Full          (1)             7.500%             180               7
          1                 0004618914       Loan Paid in Full           0              7.875%             480               6
          1                 0004636809       Loan Paid in Full           0              7.000%             480               6
          1                 0004657045       Loan Paid in Full           0              7.875%             480               5
          1                 0004657862       Loan Paid in Full           0              7.625%             480               5
          1                 0004659074       Loan Paid in Full          (1)             7.000%             480               5
          1                 0004668786       Loan Paid in Full           0              6.375%             360               5
          1                 0004670626       Loan Paid in Full           0              7.750%             360               4
          1                 0004678520       Loan Paid in Full           0              7.250%             360               4
          1                 0004679106       Loan Paid in Full           0              7.750%             360               4
          1                 0004680948              Repurchase           0              7.750%             360               4
          1                 0004703906       Loan Paid in Full           1              7.500%             480               3
          2                 0004585873       Loan Paid in Full          (1)             6.625%             360               8
          2                 0004587978       Loan Paid in Full           0              7.750%             360               8
          2                 0004615431       Loan Paid in Full           0              7.500%             360               7
          2                 0004625562       Loan Paid in Full          (1)             6.750%             480               6
          2                 0004695938       Loan Paid in Full           0              6.500%             360               3


                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.204%       Current Month             13.529%        Current Month               1,283.250%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006      12.405%           N/A                          Apr-2006   1,450.561%           N/A
         May-2006      13.529%           N/A                          May-2006   1,283.250%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  1
     SMM                                   CPR                                      PSA
     Current Month            1.420%       Current Month             15.770%        Current Month               1,510.223%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006      11.188%           N/A                          Apr-2006   1,324.544%           N/A
         May-2006      15.770%           N/A                          May-2006   1,510.223%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  2
     SMM                                   CPR                                      PSA
     Current Month            0.894%       Current Month             10.212%        Current Month                 955.630%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006      14.123%           N/A                          Apr-2006   1,622.680%           N/A
         May-2006      10.212%           N/A                          May-2006     955.630%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment
         0004680948             246,660.91         7.750%                782.40

Loans reported as breaches were repurchased due to a breach of the representations and warrants of the governing transaction document(s).




                     Interest Rate Stratification

                                Summary                                                          1

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 6.000             0                0.00            0.000               0               0.00            0.000
     6.000    6.249             7        2,099,000.33            0.432               2         638,257.96            0.223
     6.250    6.499            73       21,538,063.34            4.434              42       9,115,560.07            3.190
     6.500    6.749           255       80,539,225.55           16.582             148      35,736,908.20           12.505
     6.750    6.999           325       89,493,590.79           18.426             203      46,361,555.20           16.223
     7.000    7.249           248       64,424,795.34           13.264             173      38,608,068.45           13.510
     7.250    7.499           162       38,372,440.00            7.901             119      24,948,607.86            8.730
     7.500    7.749           217       54,212,737.65           11.162             176      40,154,648.34           14.051
     7.750    7.999           444      116,162,781.52           23.917             329      77,747,614.85           27.205
     8.000    8.249            22        4,998,120.81            1.029              19       3,565,801.44            1.248
     8.250    8.499            33        8,987,491.94            1.850              27       6,141,508.19            2.149
  >= 8.500                     18        4,867,551.35            1.002              12       2,760,906.38            0.966
              Total         1,804      485,695,798.62          100.000           1,250     285,779,436.94          100.000


               Interest Rate Stratification (continued)

                                   2

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 6.000             0                0.00            0.000
     6.000    6.249             5        1,460,742.37            0.731
     6.250    6.499            31       12,422,503.27            6.214
     6.500    6.749           107       44,802,317.35           22.411
     6.750    6.999           122       43,132,035.59           21.575
     7.000    7.249            75       25,816,726.89           12.914
     7.250    7.499            43       13,423,832.14            6.715
     7.500    7.749            41       14,058,089.31            7.032
     7.750    7.999           115       38,415,166.67           19.216
     8.000    8.249             3        1,432,319.37            0.716
     8.250    8.499             6        2,845,983.75            1.424
  >= 8.500                      6        2,106,644.97            1.054
              Total           554      199,916,361.68          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
March 30, 2006

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the Servicing Agreement, on which the Servicer determines the amount of all funds required to be remitted to the Distribution Account on the Servicer Remittance Date with respect to the Mortgage Loans.

Distribution Date
The 19th day of the month, or, if such day is not a Business Day, the next Business Day commencing in April 2006.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the LIBOR Certificates.

Record Date
With respect to each Distribution Date and the LIBOR Certificates, the Business Day preceding the applicable Distribution
Date so long as such Certificates remain Book-Entry Certificates and otherwise the Record Date shall be same as the other Classes of Certificates.  For each other Class of Certificates, the last Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or if such 18th day is not a Business Day, the preceding Business Day.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings institutions in the State of California, the State of Minnesota, the State of Maryland, the State of New York or in the city in which the Corporate Trust
Office of the Trustee is located are authorized or obligated by law or executive order to be closed.

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.




EX-99.2 Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the three months ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2006 and March 31, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from
             Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.

EX-99.3 Copy of the unaudited condensed balance sheets as of March 31, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three month periods ended March 31, 2006 and March 31, 2005, the unaudited condensed statements of changes in shareholders' equity for the three month period ended March 31, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the three month periods ended March 31, 2006 and March 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006, as filed with the Commission on May 5, 2006.